Fair Value Measurements (Details) - Level 3	3 Months Ended
	Mar. 31, 2021 USD ($)	Oct. 14, 2020 Y $ / shares USD ($)
Fair Value Measurements
Transfer into Level 3 | $	$ 18,720,000
Loss on derivative liability | $	960,000
Ending Balance | $	$ 19,680,000
Public Offering
Fair Value Measurements
Unobservable inputs | $ / shares		9.96
Public Offering | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurements
Unobservable inputs		0.38
Public Offering | Measurement Input, Price Volatility [Member]
Fair Value Measurements
Unobservable inputs		19.0
Public Offering | Measurement Input, Share Price [Member]
Fair Value Measurements
Unobservable inputs | $ / shares		9.58
Public Offering | Measurement Input, Expected Term [Member]
Fair Value Measurements
Unobservable inputs | Y		0.75
Public Offering | Measurement Input, Expected Dividend Payment [Member]
Fair Value Measurements
Unobservable inputs | $		0
Public Offering | Public Warrants
Fair Value Measurements
Fair value per warrant | $ / shares		$ 1.13
Public Offering | Sponsor Warrants
Fair Value Measurements
Fair value per warrant | $ / shares		$ 1.15